Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by business segment as follows:

	Year ended December 31, 2020
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income (loss)
OEM	$149,632	$(21,214)	$8,225	$273
IAM	102,865	6,624	5,562	—
Corporate	—	(7,399)	247	23,774
CWI - 50%	161,740	30,462	120	—
Total segment	414,237	8,473	14,154	24,047
Less: CWI - 50%	(161,740)	(30,462)	(120)	—
Total consolidated	$252,497	$(21,989)	$14,034	$24,047

	Year Ended December 31, 2019
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$164,692	$(12,746)	$9,510	$155
IAM	140,646	11,882	6,605	—
Corporate	—	(20,529)	225	26,586
CWI - 50%	180,885	34,214	45	—
Total segment	486,223	12,821	16,385	26,741
Less: CWI - 50%	(180,885)	(34,214)	(45)	—
Total consolidated	$305,338	$(21,393)	$16,340	$26,741
Discontinued operations	$—	$(147)	$—	$—

	Years ended December 31,
	2020	2019
Total additions to long-lived assets, excluding business combinations:
OEM	$2,477	$2,868
IAM	3,403	5,386
Corporate	1,243	606
CWI - 50%	—	—
Total Segment	7,123	8,860
Less: CWI - 50%	—	—
Total consolidated	$7,123	$8,860

Schedule of Geographical Revenue Information	Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2020	2019
Europe	70%	68%
Americas	13%	17%
Asia	9%	8%
Other	8%	7%

Schedule of Allocation of the Total Assets
Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2020	2019
OEM	$148,959	$132,179
IAM	156,967	119,769
Corporate	40,337	27,978
CWI - 50%	61,461	56,913
Total segment assets	407,724	336,839
Less: CWI - 50%	(61,461)	(56,913)
Total consolidated assets	$346,263	$279,926

Schedule of Assets by Segment
Long-lived assets information by geographic area:

December 31, 2020	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,490	$11,613	$36,103
Canada	28,557	171	28,728
United States	719	—	719
Rest of Europe	3,713	3,397	7,110
Asia Pacific	633	—	633
Total	58,112	15,181	73,293
Less: equity investee long-lived assets	(605)	—	(605)
Total consolidated long-lived assets	$57,507	$15,181	$72,688

December 31, 2019	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$22,534	$12,883	$35,417
Canada	31,909	192	32,101
United States	951	—	951
Rest of Europe	3,423	3,110	6,533
Asia Pacific	883	—	883
Total	59,700	16,185	75,885
Less: equity investee long-lived assets	(844)	—	(844)
Total consolidated long-lived assets	$58,856	$16,185	$75,041